CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2014	Sep. 30, 2013
Current Assets
Cash and cash equivalents	$ 3,352,045	$ 2,408,520
Inventory	4,951,273	4,074,166
Advance payments	2,189,956	24,438
Prepaid leases	3,773,379	2,372,480
Other current assets	11,572	15,625
Total Current Assets	14,278,225	8,895,229
Property and equipment, net	13,985,305	15,108,031
Other Assets
Intangibles, net	153,712	158,020
Prepaid leases, net of current portion	23,367,927	18,000,267
Total Other Assets	23,521,639	18,158,287
TOTAL ASSETS	51,785,169	42,161,547
Current Liabilities
Short-term bank loans	4,547,200	5,542,000
Accounts payable and accrued expenses	276,443	208,325
Due to related parties	1,508,566	718,261
Other current liabilities	61,849	45,865
Total Current Liabilities	6,394,058	6,514,451
Commitments and Contingencies
Stockholders' Equity
Common stock $0.0001 par value, 200,000,000 shares authorized 15,918,940 shares issued and outstanding at September 30, 2014 and 2013, respectively	1,592	1,592
Additional paid-in capital	4,909,572	4,909,572
Statutory reserves	2,539,170	2,508,735
Retained earnings	35,545,085	25,678,005
Accumulated other comprehensive income	2,395,692	2,549,192
Total stockholders' equity	45,391,111	35,647,096
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 51,785,169	$ 42,161,547